Convertible Notes Payable and Convertible Notes Payable to Related Parties - Schedule of Convertible Notes Payable (Details) (Parenthetical) $ / shares in Units, $ in Thousands																				6 Months Ended			12 Months Ended
		Jul. 15, 2020 USD ($)	Jun. 17, 2020 USD ($)	Jun. 10, 2020 USD ($)	Jun. 02, 2020 USD ($)	May 11, 2020 USD ($) Integer	Apr. 23, 2020 USD ($) Integer shares	Apr. 02, 2020 USD ($) Integer shares	Mar. 24, 2020 USD ($) Integer	Mar. 19, 2020 USD ($)	Feb. 10, 2020 USD ($) Integer	Feb. 06, 2020 USD ($) Integer	Jan. 29, 2020 USD ($) Integer	Jan. 20, 2020 USD ($)	Jan. 17, 2020 USD ($) Integer	Dec. 20, 2019 USD ($) Integer $ / shares shares	Dec. 12, 2019 USD ($) Integer	Jul. 30, 2019 USD ($) Integer	Dec. 06, 2016 USD ($) Integer	Jun. 30, 2020 USD ($)		Jun. 30, 2019 USD ($)	Dec. 31, 2019
Repayments of convertible debt																				$ 1,140		$ 523
Proceeds from convertible debt																				$ 3,003
Warrants issued | shares							55,172	142,118
Adar Alef, LLC [Member]
Convertible promissory notes issued																		$ 275
Debt interest rate											12.00%							12.00%		12.00%	[1]		10.00%	[2]
Debt maturity date											Feb. 10, 2021							Jul. 30, 2020		Feb. 10, 2021	[1]		Jul. 30, 2020	[2]
Minimum percentage of common stock price to debt conversion to determine eligibility																		53.00%
Repayments of convertible debt														$ 275
Repayments of accrued interest														$ 16
Trading days | Integer											20							20
Principal amount											$ 150
Debt instrument conversion of shares percentage											0.53
JSJ Investments [Member]
Debt interest rate																			10.00%				10.00%	[3]
Debt maturity date																			Dec. 06, 2020				Dec. 06, 2020	[3]
Repayments of convertible debt					$ 255
Repayments of accrued interest					$ 12
Trading days | Integer																			20
Principal amount																			$ 255
Proceeds from convertible debt																			$ 250
Debt instrument conversion of shares percentage																			0.47
Eagle Equities, LLC [Member]
Debt interest rate																	12.00%
Debt maturity date																	Dec. 12, 2020
Repayments of convertible debt				$ 210
Repayments of accrued interest				$ 13
Trading days | Integer																	20
Principal amount																	$ 210
Proceeds from convertible debt																	$ 200
Debt instrument conversion of shares percentage																	0.53
BHP Capital [Member]
Debt interest rate									10.00%							10.00%				10.00%	[4]		10.00%	[5]
Debt maturity date																Dec. 20, 2020				Mar. 24, 2020	[4]		Dec. 20, 2020	[5]
Repayments of convertible debt			$ 125
Repayments of accrued interest			$ 6
Trading days | Integer									15							15
Principal amount									$ 100							$ 125
Proceeds from convertible debt																$ 122
Debt instrument conversion of shares percentage									0.61							0.61
Restricted stock issued shares | shares																5,000
Restricted stock issued value																$ 47
Share issued price per share | $ / shares																$ 8.00
GS Capital Partners [Member]
Debt interest rate															10.00%					10.00%	[6]
Debt maturity date															Jan. 17, 2021					Jan. 17, 2021	[6]
Repayments of convertible debt		$ 150
Repayments of accrued interest		$ 7
Trading days | Integer															20
Principal amount															$ 150
Debt instrument conversion of shares percentage															0.53
EMA Financial, LLC [Member]
Debt interest rate						10.00%						10.00%								10.00%	[7]
Debt maturity date						May 05, 2021						Nov. 06, 2020								Nov. 06, 2020	[7]
Trading days | Integer						20						20
Principal amount						$ 250						$ 125
Debt instrument conversion of shares percentage						0.50
Jefferson Street Capital LLC [Member]
Debt interest rate									10.00%											10.00%	[8]
Debt maturity date	[8]																			Mar. 24, 2020
Trading days | Integer									15
Principal amount									$ 100
Debt instrument conversion of shares percentage									0.61
Auctus Fund [Member]
Debt interest rate								10.00%					10.00%							10.00%	[9]
Debt maturity date													Nov. 29, 2020							Mar. 30, 2021	[9]
Repayments of convertible debt										$ 4
Trading days | Integer													25
Principal amount								$ 1,100					$ 275
Debt instrument conversion of shares percentage								0.50
Warrants issued | shares								142,118
Number of common stock issued, shares | shares								30,000
Eagle Equities [Member]
Debt interest rate								10.00%												0.00%	[10]		12.00%	[11]
Debt maturity date								Mar. 30, 2021												Mar. 31, 2021	[10]		Dec. 12, 2020	[11]
Trading days | Integer								20
Principal amount								$ 275
Debt instrument conversion of shares percentage								0.53
Platinum Point [Member]
Debt interest rate							10.00%	10.00%												10.00%	[12]
Debt maturity date							Apr. 20, 2021	Mar. 31, 2021												Mar. 31, 2021	[12]
Trading days | Integer							15	15
Principal amount							$ 420	$ 103
Debt instrument conversion of shares percentage							0.61
Warrants issued | shares							55,172
Number of common stock issued, shares | shares							25,000

[1]	On February 10, 2020, the Company issued a convertible promissory note to Adar Alef, LLC. with a principal balance of $150,000. The note matures on February 10, 2021 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[2]	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company's common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company.
[3]	On December 6, 2019, the Company issued a convertible promissory note to JSJ Investments with a principal balance of $255,000. The Company received net proceeds of $250,000. The note matures on December 6, 2020 and bears interest at 10% per annum. The Company may prepay this note and unpaid interest on or prior to July 3, 2020. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 47% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[4]	On March 24, 2020, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.
[5]	On December 20, 2019, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $125,000. The Company received net proceeds of $122,500. The note matures on December 20, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with the promissory note, the Company issued 5,000 shares of its restricted common stock with a fair value of approximately $47,000. The Company had the option to buy back the shares 180 days from the issue date, for a one-time payment of $8.00 per share. This option was not exercised and has expired as of June 30, 2020.
[6]	On January 17, 2020, the Company issued a convertible promissory note to GS Capital Partners, LLC. with a principal balance of $150,000. The note matures on January 17, 2021 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[7]	On February 6, 2020, the Company issued a convertible promissory note to EMA Financial, LLC. with a principal balance of $125,000. The note matures on November 6, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock equal to the lower of (i) the lowest closing price of the common stock during the preceding twenty (20) day trading period ending on the latest trading day prior to the note issuance date or (ii) at a rate of 50% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[8]	On March 24, 2020, the Company issued a convertible promissory note to Jefferson Street Capital, LLC. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Compan's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.
[9]	On April 1, 2020, the Company issued a convertible promissory note to Auctus Fund, LLC. with a principal balance of $1.1 million. The note matures on March 30, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company's common stock at a rate of 50% multiplied by the lowest trading price during the previous thirty (30) day trading period ending on the latest complete trading day prior to the conversion date. In connection with this convertible promissory note, the Company issued 142,118 warrants and 35,000 shares of common stock. See Note 17.
[10]	On April 2, 2020, the Company issued a convertible promissory note to Eagle Equities, LLC. with a principal balance of $275,000. The note matures on March 31, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[11]	On December 12, 2019, the Company issued a convertible promissory note to Eagle Equities, LLC with a principal balance of $210,000. The Company received net proceeds of $200,000. The note matures on December 12, 2020 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock, at any time after the six month anniversary of the note, at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[12]	On April 2, 2020, the Company issued a convertible promissory note to Platinum Point Capital, LLC. with a principal balance of $103,000. The note matures on March 31, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.